Acquisitions - Additional Information (Details) $ in Millions		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Additional information
Acquisition related costs		$ 0.1
Tove Knutsen [Member] | Acquisitions from KNOT
Additional information
Percentage of interest acquired	100.00%
Tove Knutsen [Member] | Non-Recurring
Additional information
Vessel and equipment in purchase price	$ 117.8	117.8
Outstanding indebtedness	93.1	93.1
Certain capitalized financing fees	$ 0.8	0.8
Purchase price adjustments		$ 3.6